Company Overview (Details Narrative)														3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 03, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Aug. 03, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares shares	Jun. 24, 2021 USD ($) $ / shares	Jun. 24, 2021 CAD ($)	Apr. 27, 2021 CAD ($) shares	Apr. 19, 2021 shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares	Mar. 30, 2021 shares	Feb. 08, 2021 shares	Nov. 08, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2020 USD ($) $ / shares shares	Apr. 15, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 03, 2021 CAD ($)	Jun. 24, 2021 CAD ($)	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)	May 27, 2020 $ / shares	Mar. 31, 2020 shares	Dec. 31, 2018 USD ($) shares
Entity Listings [Line Items]
Par value of exchanged shares | $ / shares				$ 0.0001	$ 2.30									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share | $ / shares																								$ 2.30
Common stock issued for service, shares				10,465				12,500	10,465
Warrants issued to investors				1,286,500										1,286,500				1,286,500
Total capital contribution | $																		$ 2,573,000	$ 10,000	$ 10,000	$ 22,000
Payments to acquire businesses net of cash acquired | $																		$ 790,593			260,667
Business acquisitions, year of acquisition, description							If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$
Debt instrument, principal amount | $																							$ 200,000		$ 200,000
Common stock issued for cash, shares							987,741			5,000	10,465	25,000					83,721
Common stock issued for cash							$ 2,800,000							$ 2,573,000		$ 10,000				$ 10,000	$ 32,000
Subsequent Event [Member]
Entity Listings [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 2.30	$ 2.30
Common stock issued for service, shares	5,000
Common stock issued held in escrow, shares		344,957	344,957
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Shares outstanding									1,413	1,413					1,413	1,413			1,413	1,413	1,413						1,413	1,413
Common stock issued for cash | $
Private Placement [Member]
Entity Listings [Line Items]
Shares Issued, Price Per Share | $ / shares																					$ 2.00					$ 2.00
Stock Purchase Agreement [Member]
Entity Listings [Line Items]
Payments to acquire businesses net of cash acquired					$ 5,000,000	$ 5,000,000	4,000,000
Taste of BC Aquafarms Inc [Member]
Entity Listings [Line Items]
Payments to acquire businesses net of cash acquired | $						$ 1,000,000	$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member]
Entity Listings [Line Items]
Payments to acquire businesses net of cash acquired		$ 1,000,000	$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member] | Minimum [Member]
Entity Listings [Line Items]
Cumulative Earnings (Deficit)	$ 1,300,000	1,300,000																				$ 1,300,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member] | Maximum [Member]
Entity Listings [Line Items]
Cumulative Earnings (Deficit)	$ 1,300,000	$ 1,300,000																				$ 1,300,000
Common Stock [Member]
Entity Listings [Line Items]
Shares outstanding				23,119,041					19,633,161	19,633,161				23,119,041	19,633,161	18,642,388		23,119,041	18,642,388	19,580,721	17,589,705						17,603,835	16,023,164
Common stock issued for service, shares														37,965	40,465					115,814	198,521
Common stock issued for cash, shares														1,286,500		5,000				5,000	16,000
Common stock issued for cash | $														$ 129		$ 1					$ 2
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Entity Listings [Line Items]
Common stock received on transaction																					750,000
Common stock issued for service, shares																					265,000
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Entity Listings [Line Items]
Additional paid in capital | $																					$ 530,001
Shareholder [Member] | John Keeler Co., Inc. [Member]
Entity Listings [Line Items]
Shares issued to new shareholder													15,000,000
Prior Investors [Member] | Series A Preferred Stock [Member]
Entity Listings [Line Items]
Warrants fair value | $																					$ 688,000							$ 81,353
Christopher Constable [Member]
Entity Listings [Line Items]
Number of stock options granted													3,120,000
John Keeler Co., Inc. [Member] | Private Placement [Member]
Entity Listings [Line Items]
Warrants issued to investors													181,250
Total capital contribution | $													$ 725,000
John Keeler Co., Inc. [Member] | Private Placement [Member] | Series A Preferred Stock [Member]
Entity Listings [Line Items]
Shares issued to investors													725
John Keeler Co., Inc. [Member] | Shareholder [Member]
Entity Listings [Line Items]
Shares exchanged by the shareholder													500
Par value of exchanged shares | $ / shares													$ 1.00
Shares Issued, Price Per Share | $ / shares													$ 0.0001
Shares outstanding													16,015,000
Converted to equity transaction | $													$ 2,400
John Keeler Co., Inc. [Member] | Prior Investors [Member]
Entity Listings [Line Items]
Warrants issued to investors													172,000
John Keeler Co., Inc. [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Entity Listings [Line Items]
Shares issued to investors													688
John Keeler Co., Inc. [Member] | Christopher Constable [Member]
Entity Listings [Line Items]
Number of stock options granted													3,120,000
John Keeler Co., Inc. [Member] | Carlos Faria [Member]
Entity Listings [Line Items]
Options to purchase stock													104